Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and due from banks	$ 17,287	$ 19,235
Federal funds sold and other interest-bearing deposits	142,622	161,128
Cash and cash equivalents	159,909	180,363
Certificates of deposit in other banks	5,193	9,376
Available-for-sale debt securities, at fair value	310,870	198,030
Other investments	5,408	6,353
Total investment securities	316,278	204,383
Loans held for investment	1,302,133	1,286,967
Allowance for loan losses	(16,903)	(18,113)
Net loans	1,285,230	1,268,854
Loans held for sale	2,249	5,099
Premises and equipment - net	32,719	34,561
Mortgage servicing rights, at fair value	2,659	2,445
Other real estate owned - net	10,525	12,291
Accrued interest receivable	6,621	6,640
Cash surrender value - life insurance	2,509	2,451
Other assets	7,658	7,268
Total assets	1,831,550	1,733,731
Deposits
Non-interest bearing demand	453,066	382,492
Savings, interest checking and money market	818,358	723,808
Time deposits $250,000 and over	69,075	91,263
Other time deposits	176,321	186,043
Total deposits	1,516,820	1,383,606
Federal funds purchased and securities sold under agreements to repurchase	23,829	45,154
Federal Home Loan Bank advances and other borrowings	77,418	106,674
Subordinated notes	49,486	49,486
Operating lease liabilities	1,837	2,137
Accrued interest payable	282	837
Other liabilities	12,922	15,248
Total liabilities	1,682,594	1,603,142
Stockholders’ equity:
Common stock, $1 par value, authorized 15,000,000 shares; issued 7,023,821 and 6,769,322 shares, respectively	7,024	6,769
Surplus	64,437	59,307
Retained earnings	82,300	68,935
Accumulated other comprehensive income, net of tax	3,293	1,528
Treasury stock; 406,846, and 289,214 shares, at cost, respectively	(8,098)	(5,950)
Total stockholders’ equity	148,956	130,589
Total liabilities and stockholders’ equity	$ 1,831,550	$ 1,733,731